Principal Funds, Inc.

Supplement dated April 27, 2015
to the Statement of Additional Information
dated March 1, 2015
(as supplemented on March 13, 2015)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LARGECAP BLEND FUND II

Delete all references in the Statement of Additional Information to the LargeCap Blend Fund II.

PORTFOLIO MANAGER DISCLOSURE

In the section for Principal Global Investors, LLC (Equity Portfolio Managers), delete references to Arild Holm.

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